CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT - Preferred Stock Dividends - (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Jun. 21, 2021	Sep. 30, 2020	Dec. 31, 2019
Convertible preferred stock, shares issued upon conversion	1,291,012	0		1,291,012	1,291,012
Dividends declared	$ 0
Convertible Preferred Stock
Annual rate of dividend	6.00%
Accrued but unpaid cumulative dividends	$ 0
Series A Convertible Preferred Stock
Original Issue Price	$ 4.22529
Cumulative aggregate amounts of arrearages in preferred dividends	$ 1,323,766
Per-share amounts of arrearages in cumulative preferred dividends	$ 2.14
Series A-1 Convertible Preferred Stock
Original Issue Price	$ 5.58985
Cumulative aggregate amounts of arrearages in preferred dividends	$ 219,129
Per-share amounts of arrearages in cumulative preferred dividends	$ 2.18
Series B Convertible Preferred Stock
Original Issue Price	$ 13.97445
Cumulative aggregate amounts of arrearages in preferred dividends	$ 2,604,243
Per-share amounts of arrearages in cumulative preferred dividends	$ 4.55
Initial Public Offering
Outstanding preferred stock		0	1,291,012
Convertible preferred stock, shares issued upon conversion			1,291,012